Stockholder's Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Authorized and Issued Preferred Stock
Prior to the Merger, the Company’s authorized and issued preferred stock consisted of the following:

	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985